Business acquisition - Schedule of allocation of the purchase price as of the date of CNLP acquisition (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Goodwill	¥ 19,980	$ 2,814	¥ 23,123		¥ 12,433
CNLP [Member]
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Net assets acquired				¥ 4,309
Appreciation of property, equipment and software, construction in progress and land-use rights				10,908
Goodwill				1,586
Deferred tax liabilities				(2,679)
Non-controlling interests				(2,293)
Total				¥ 11,831